Significant Accounting Policies (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Shares issued		17,600,000
Effective Income Tax Rate Reconciliation, Percent	50.00%	50.00%
Estimated useful life	three
Lion NFT [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	40.00%
Flying Lion [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	30.00%
Royal Lion and Lion DMCC [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	30.00%
Aquarius Sponsor Ltd [Member]
Significant Accounting Policies (Details) [Line Items]
Equity interest	49.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life		3 years
Estimated useful life	three
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Straight-line basis of depreciation useful life		5 years
Estimated useful life	five
Indemnity Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued		1,933,740
Shares issued	1,933,740
Earnout Escrow Shares [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued		3,876,481
Shares issued	3,876,481
Class A 2020 Share Incentive Plan [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued		1,486,504